CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Income for the year	$ 33,740	$ 19,152
Non-cash items:
Accretion and interest expense	1,343	971
Depreciation, depletion and amortization	8,224	7,699
Deferred income tax	3,738	3,224
Other miscellaneous (gain) loss	(15)	94
Loss on derecognition or modification of financial liability	1,251	0
Gain on elimination of Contingent Consideration	(1,000)	0
Loss on derivative instruments	294	1,959
Share-based payments	1,973	1,022
Unrealized foreign exchange (gain) loss	(608)	2,029
Non-cash items	48,940	36,150
Changes in non-cash working capital	2,534	(1,699)
Restricted cash - refunded	1,503	0
Net cash provided by operating activities	52,977	34,451
Investing activities
Acquisition of EGA, proceeds paid	(6,489)	0
Acquisition of EGA, cash acquired	346	0
Acquisition of EGA, transaction costs	(356)	0
Mt. Hamilton, transaction costs	(717)	0
Acquisition of Goldsource cash acquired	0	517
Transaction costs related to acquisition of Goldsource	0	(824)
Sailfish Silver Option Payment	1,000	0
Secured Debt Investment	(1,800)	0
Expenditures on mining interest, plant and equipment	(12,320)	(12,878)
Net cash used in investing activities	(20,336)	(13,185)
Financing activities
Proceeds from private placements	39,495	0
Share issuance costs	(2,058)	0
Purchase of common shares - NCIB	(1,357)	(4,698)
Proceeds from exercise of warrants	1,406	0
Proceeds from exercise of options	1,097	2,524
Repayment of Sailfish Silver Loan	(1,286)	(3,630)
Repayment of the Revised Wexford Loan (including interest)	(7,123)	(314)
Repayment of principal on the Wexford Bridge Loan	0	(1,457)
Repayment of interest on the Wexford Bridge Loan	0	(57)
Payment to GR Silver on settlement of ARO	0	(500)
Payments on lease liability	(103)	(101)
Net cash provided (used) in financing activities	30,071	(8,233)
Effect of foreign exchange on cash and cash equivalents	44	(10)
Change in cash and cash equivalents	62,756	13,023
Cash and cash equivalents, beginning of the year	14,521	1,498
Cash and cash equivalents, end of year	77,277	14,521
Other information
Taxes paid - cash	$ (7,640)	$ (2,643)